Intangible Assets (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Transfers	$ 1,624	$ 14
Additions	8,040	4,640
Disposals		(17)
Cost	183,736	152,304	$ 159,559
Net book value [Member] | Future units to be received from barters and others [Member]
Statement [Line Items]
Cost	17,698	92,313	43,156
Accumulated amortization	(5,910)	(5,822)	(5,771)
Net book value	11,788	86,491	37,385
Net book value [Member] | Totals Intangible Assets [Member]
Statement [Line Items]
Cost	41,093	111,008	61,096
Accumulated amortization	(22,964)	(20,955)	(19,943)
Net book value	18,129	90,053	41,153
Information Systems And Software [Member]
Statement [Line Items]
Beginning balance	1,077	1,291
Transfers	2,446	0
Currency translation adjustment	0	0
Amortization charges (i)	(1,921)	(962)
Ending balance	3,855	1,077	1,291
Additions	2,253	748
Disposals		0
Goodwill Other Than Intangible Assets [Member]
Statement [Line Items]
Beginning balance	2,485	2,477
Additions	0	7
Disposals		0
Transfers	0	0
Currency translation adjustment	1	1
Amortization charges (i)	0	0
Ending balance	2,486	2,485	2,477
Goodwill Other Than Intangible Assets [Member] | Net book value [Member]
Statement [Line Items]
Cost	2,486	2,485	2,477
Accumulated amortization	0	0	0
Net book value	2,486	2,485	2,477
Future units to be received from barters and other [Member]
Statement [Line Items]
Beginning balance	86,491	37,385
Transfers	(75,411)	38,218
Currency translation adjustment	0	0
Amortization charges (i)	(88)	(51)
Ending balance	11,788	86,491	37,385
Additions	796	11,270
Disposals		(331)
Totals [Member]
Statement [Line Items]
Beginning balance	90,053	41,153
Transfers	(72,965)	38,218
Currency translation adjustment	1	1
Amortization charges (i)	(2,009)	(1,013)
Ending balance	18,129	90,053	41,153
Additions	3,049	12,025
Disposals		(331)
Information Systems And Softwares [Member] | Net book value [Member]
Statement [Line Items]
Cost	20,909	16,210	15,463
Accumulated amortization	(17,054)	(15,133)	(14,172)
Net book value	$ 3,855	$ 1,077	$ 1,291